Other long-term liabilities - Other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash flow hedges	$ 180,798	$ 195,124
Share-based compensation liability	71,913	18,382
Defined benefit pension plans	36,646	28,121
Site restoration costs	31,941	31,092
Land mortgage	29,430	29,849
Government grant construction obligation	0	3,173
Other	3,915	6,582
Other long-term liabilities, total	354,643	312,323
Less current maturities	(27,152)	(26,252)
Other non-current liabilities	$ 327,491	$ 286,071